Quarterly Holdings Report
for
Fidelity® U.S. Low Volatility Equity Fund
July 31, 2025
USL-NPRT1-0925
1.9896231.105
Common Stocks - 100.0%
	Shares	Value ($)
GERMANY - 0.9%
Information Technology - 0.9%
Software - 0.9%
SAP SE ADR	1,189	340,886
UNITED KINGDOM - 1.5%
Health Care - 0.8%
Pharmaceuticals - 0.8%
Astrazeneca PLC	2,024	295,285
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc	5,400	249,750
TOTAL UNITED KINGDOM		545,035
UNITED STATES - 97.6%
Communication Services - 7.3%
Diversified Telecommunication Services - 1.7%
AT&T Inc	12,728	348,874
Verizon Communications Inc	6,296	269,217
		618,091
Entertainment - 3.1%
IMAX Corp (a)	11,542	297,668
Liberty Media Corp-Liberty Formula One Class C (a)	2,218	222,576
Netflix Inc (a)	296	343,183
Walt Disney Co/The	1,950	232,265
		1,095,692
Interactive Media & Services - 0.8%
Alphabet Inc Class A	1,584	303,970
Media - 0.9%
Comcast Corp Class A	2,352	78,157
New York Times Co/The Class A	4,608	239,109
		317,266
Wireless Telecommunication Services - 0.8%
T-Mobile US Inc	1,200	286,092
TOTAL COMMUNICATION SERVICES		2,621,111

Consumer Discretionary - 2.7%
Hotels, Restaurants & Leisure - 0.7%
Yum! Brands Inc	1,859	267,975
Specialty Retail - 2.0%
AutoZone Inc (a)	60	226,103
Murphy USA Inc	287	104,032
O'Reilly Automotive Inc (a)	3,735	367,225
		697,360
TOTAL CONSUMER DISCRETIONARY		965,335

Consumer Staples - 14.7%
Beverages - 2.3%
Coca-Cola Co/The	4,125	280,046
Keurig Dr Pepper Inc	6,961	227,276
Monster Beverage Corp (a)	5,378	315,958
		823,280
Consumer Staples Distribution & Retail - 3.8%
BJ's Wholesale Club Holdings Inc (a)	3,255	344,705
Costco Wholesale Corp	330	310,081
Kroger Co/The	4,429	310,473
Walmart Inc	4,191	410,634
		1,375,893
Food Products - 5.6%
Archer-Daniels-Midland Co	3,781	204,855
Bunge Global SA	2,330	185,841
Conagra Brands Inc	10,614	193,812
JM Smucker Co	1,306	140,186
McCormick & Co Inc/MD	3,374	238,306
Post Holdings Inc (a)	2,335	247,066
Simply Good Foods Co/The (a)	7,190	219,007
Smithfield Foods Inc	14,186	342,166
Tyson Foods Inc Class A	4,234	221,438
		1,992,677
Household Products - 1.3%
Clorox Co/The	1,584	198,887
Procter & Gamble Co/The	1,841	277,015
		475,902
Personal Care Products - 0.7%
Kenvue Inc	12,022	257,752
Tobacco - 1.0%
Philip Morris International Inc	2,272	372,722
TOTAL CONSUMER STAPLES		5,298,226

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy Inc	342	80,670
Exxon Mobil Corp	2,777	310,024
		390,694
Financials - 15.9%
Capital Markets - 2.4%
Cboe Global Markets Inc	1,536	370,237
Intercontinental Exchange Inc	1,416	261,719
MarketAxess Holdings Inc	1,217	250,094
		882,050
Financial Services - 3.0%
Jack Henry & Associates Inc	1,633	277,308
Mastercard Inc Class A	719	407,292
Visa Inc Class A	1,164	402,127
		1,086,727
Insurance - 10.5%
American Financial Group Inc/OH	1,708	213,329
Aon PLC	733	260,735
Arch Capital Group Ltd	2,826	243,206
Arthur J Gallagher & Co	1,237	355,328
Brown & Brown Inc	3,521	321,714
Chubb Ltd	1,225	325,899
Hanover Insurance Group Inc/The	1,885	323,523
Hartford Insurance Group Inc/The	2,969	369,314
Marsh & McLennan Cos Inc	1,786	355,771
Reinsurance Group of America Inc	910	175,130
Selective Insurance Group Inc	1,705	132,938
The Travelers Companies, Inc.	1,579	410,919
Willis Towers Watson PLC	875	276,334
		3,764,140
TOTAL FINANCIALS		5,732,917

Health Care - 15.8%
Biotechnology - 3.0%
AbbVie Inc	1,585	299,597
Alnylam Pharmaceuticals Inc (a)	951	373,020
Gilead Sciences Inc	3,693	414,687
		1,087,304
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	2,425	306,011
Boston Scientific Corp (a)	4,229	443,707
Hologic Inc (a)	3,650	243,892
Stryker Corp	674	264,700
		1,258,310
Health Care Providers & Services - 4.6%
Cencora Inc	1,414	404,517
Chemed Corp	429	176,877
Cigna Group/The	858	229,412
Encompass Health Corp	2,919	321,411
McKesson Corp	537	372,431
UnitedHealth Group Inc	585	145,993
		1,650,641
Life Sciences Tools & Services - 1.4%
Danaher Corp	1,378	271,686
Thermo Fisher Scientific Inc	517	241,791
		513,477
Pharmaceuticals - 3.3%
Eli Lilly & Co	441	326,371
Johnson & Johnson	1,660	273,468
Merck & Co Inc	3,547	277,092
Royalty Pharma PLC Class A	8,388	308,678
		1,185,609
TOTAL HEALTH CARE		5,695,341

Industrials - 7.3%
Aerospace & Defense - 2.4%
General Dynamics Corp	898	279,826
Lockheed Martin Corp	559	235,327
Northrop Grumman Corp	608	350,579
		865,732
Air Freight & Logistics - 0.8%
CH Robinson Worldwide Inc	2,479	285,878
Commercial Services & Supplies - 1.7%
Republic Services Inc	1,123	259,020
Waste Connections Inc (United States)	1,891	352,993
		612,013
Electrical Equipment - 0.8%
AMETEK Inc	1,476	272,839
Ground Transportation - 1.3%
CSX Corp	3,236	115,007
Landstar System Inc	1,542	205,657
Union Pacific Corp	727	161,372
		482,036
Professional Services - 0.3%
FTI Consulting Inc (a)	700	116,445
TOTAL INDUSTRIALS		2,634,943

Information Technology - 20.6%
Communications Equipment - 2.0%
Cisco Systems Inc	5,207	354,492
Motorola Solutions Inc	813	356,891
		711,383
Electronic Equipment, Instruments & Components - 0.8%
TD SYNNEX Corp	2,003	289,213
IT Services - 3.1%
Amdocs Ltd	2,918	249,080
Gartner Inc (a)	760	257,374
GoDaddy Inc Class A (a)	1,689	272,909
IBM Corporation	1,306	330,614
		1,109,977
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices Inc	1,077	241,926
Cirrus Logic Inc (a)	2,756	277,557
		519,483
Software - 12.7%
Adobe Inc (a)	785	280,787
Appfolio Inc Class A (a)	600	160,428
Autodesk Inc (a)	1,036	314,022
Bentley Systems Inc Class B	5,900	342,082
Ccc Intelligent Solutions Holdings Inc Class A (a)(b)	15,793	152,717
Dynatrace Inc (a)	5,337	280,780
Intuit Inc	360	282,647
Manhattan Associates Inc (a)	641	140,801
Microsoft Corp	721	384,654
Palo Alto Networks Inc (a)	1,400	243,040
PTC Inc (a)	1,850	397,399
Salesforce Inc	1,066	275,380
Servicenow Inc (a)	313	295,197
Tenable Holdings Inc (a)	5,900	184,729
Tyler Technologies Inc (a)	480	280,589
Workday Inc Class A (a)	1,112	255,071
Zoom Communications Inc Class A (a)	4,003	296,422
		4,566,745
Technology Hardware, Storage & Peripherals - 0.6%
Apple Inc	1,119	232,271
TOTAL INFORMATION TECHNOLOGY		7,429,072

Materials - 4.4%
Chemicals - 1.8%
Ecolab Inc	1,070	280,083
Linde PLC	824	379,254
		659,337
Containers & Packaging - 1.1%
AptarGroup Inc	1,816	285,367
Avery Dennison Corp	629	105,527
		390,894
Metals & Mining - 1.5%
Newmont Corp	4,800	298,080
Royal Gold Inc	1,700	257,414
		555,494
TOTAL MATERIALS		1,605,725

Real Estate - 1.8%
Health Care REITs - 1.0%
Welltower Inc	2,161	356,716
Specialized REITs - 0.8%
American Tower Corp	1,369	285,286
TOTAL REAL ESTATE		642,002

Utilities - 6.1%
Electric Utilities - 4.2%
Duke Energy Corp	2,479	301,546
Entergy Corp	3,836	346,889
Exelon Corp	6,218	279,437
PPL Corp	8,114	289,589
Xcel Energy Inc	4,007	294,274
		1,511,735
Gas Utilities - 1.1%
National Fuel Gas Co	4,449	386,129
Multi-Utilities - 0.8%
Ameren Corp	2,847	287,917
TOTAL UTILITIES		2,185,781

TOTAL UNITED STATES		35,201,147
TOTAL COMMON STOCKS (Cost $29,781,095)		36,087,068

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (c)(d) (Cost $142,000)	4.33	141,986	142,000

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $29,923,095)	36,229,068
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(138,455)
NET ASSETS - 100.0%	36,090,613

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment made with cash collateral received from securities on loan.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	235,591	1,285,371	1,520,962	1,177	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	658,475	2,961,737	3,478,212	27	-	-	142,000	141,986	0.0%
Total	894,066	4,247,108	4,999,174	1,204	-	-	142,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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